Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 22, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Dec. 29, 2014
ATAC Inflation Rotation Fund | Investor Class Shares
Risk/Return:
Trading Symbol	ATACX
ATAC Beta Rotation Fund | Investor Class
Risk/Return:
Trading Symbol	BROTX